SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	Jul. 31, 2023	Jul. 31, 2022
SHARE CAPITAL AND RESERVES
Weighted average exercise price option and exercisable	$ 0.20	$ 0.20
Outstanding Options and exercisable	3,204,300	995,700